Financial Instruments - Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 720,687	$ 607,554
Recurring fair value measurement | Redeemable Preferred Shares
Disclosure of fair value measurement of liabilities [line items]
Liabilities	107,862	107,397
Recurring fair value measurement | Redeemable Preferred Shares | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Redeemable Preferred Shares | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Redeemable Preferred Shares | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 107,862	$ 107,397